Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value [Abstract]
Schedule of fair value on a recurring basis
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrant liability	--	--	349,000	349,000
Derivative liability – September 30, 2017	$--	$--	$349,000	$349,000

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Embedded Conversion Feature	$—	$—	$1	$1
Warrant liability	—	—	209	209
Derivative liability – December 31, 2016	$—	$—	$210	$210

Schedule of assumptions utilized in the valuation of Level 3 liabilities
For the Nine Months Ended September 30, 2017
Risk-free interest rate	1.89%
Expected life of option grants	5 years
Expected volatility of underlying stock	200%
Dividends assumption	$--

For the Year Ended December 31, 2016
Risk-free interest rate	2.10%
Expected life of option grants	5 years
Expected volatility of underlying stock	47.09%
Dividends assumption	$—

Schedule of the fair value reconciliation of Level 3 liabilities measured at fair value
	Warrant Liability	Embedded Conversion Feature	Total Derivative Liabilities

Balance at January 1, 2017	$209	$1	$210
Fair value of warrants issued	350	--	350
Reclassification of warrants to derivative liabilities	3,773	--	3,773
Reclassification of warrants from derivative liabilities to APIC	(3,773)	--	(3,773)
Change in fair value of derivative	(209)	(1)	(210)
Balance at September 30, 2017	$350	$--	$350

	Warrant Liability	Embedded Conversion Feature	Total Derivative Liabilities
Balance at January 1, 2016	$—	$—	$—
Included in Debt Discount	—	52	52
Reclassification of warrants to derivative liabilities	209	—	209
Change in fair value of derivative	—	(51)	(51)
Balance at December 31, 2016	$209	$1	$210